Annual Fund Operating Expenses - AST BALANCED ASSET ALLOCATION PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.15%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.76%
= Total Annual Portfolio Operating Expenses	0.92%